PGIM US Large-Cap Buffer 12 ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 104.4%
Affiliated Mutual Fund 1.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $65,220)(wb)	65,220	$65,220
Options Purchased*~ 102.5%
(cost $3,362,560)		3,539,756

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.4% (cost $3,427,780)		3,604,976
Options Written*~ (4.4)%
(premiums received $120,635)		(151,104)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,307,145)		3,453,872
Liabilities in excess of other assets(z) (0.0)%		(1,157)

Net Assets 100.0%		$3,452,715

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$5.02		64		6	$3,472,208
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98		64		6	67,548
Total Options Purchased (cost $3,362,560)								$3,539,756

PGIM US Large-Cap Buffer 12 ETF - May
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$584.61		64		6	$(120,456)
SPDR S&P 500 ETF Trust	Put	04/30/25	$441.74		64		6	(30,648)
Total Options Written (premiums received $120,635)							$(151,104)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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